ETFMG Drone Economy Strategy ETF
Schedule of Investments
December 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.7%
Canada - 3.0%
Aerospace & Defense - 2.3% (d)
Drone Delivery Canada Corp. (a)(b)	1,319,758	$843,556
Electrical Equipment - 0.7%
Ballard Power Systems, Inc. (a)(b)	35,913	257,855
Total Canada		1,101,411

France - 6.9%
Aerospace & Defense - 4.4% (d)
Dassault Aviation SA	579	759,877
Thales SA	8,131	843,836
Total Aerospace & Defense		1,603,713
Communications Equipment - 2.5%
Parrot SA (a)(b)	300,491	899,957
Total France		2,503,670

Germany - 1.5%
Industrial Conglomerates - 1.5%
Rheinmetall AG	4,877	560,185

Israel - 2.2%
Aerospace & Defense - 2.2% (d)
Elbit Systems, Ltd.	3,327	517,938
RADA Electronic Industries, Ltd. (a)(b)	57,906	300,532
Total Aerospace & Defense		818,470

Italy - 2.2%
Aerospace & Defense - 2.2% (d)
Leonardo SpA	68,748	805,851

Japan - 13.0%
Automobiles - 2.9%
Subaru Corp.	22,032	550,217
Yamaha Motor Co., Ltd.	25,496	516,936
Total Automobiles		1,067,153
Electronic Equipment, Instruments & Components - 5.7%
Autonomous Control Systems Laboratory, Ltd. (a)(b)	32,873	965,117
Hitachi, Ltd.	14,379	612,188
TDK Corp.	4,915	560,461
Total Electronic Equipment, Instruments & Components		2,137,766
Household Durables - 1.4%
Sony Corp. - ADR	7,899	537,132
IT Services - 1.8%
NEC Corp.	15,939	663,056
Software - 1.2%
Kudan, Inc. (a)(b)	5,672	434,842
Total Japan		4,839,949

Netherlands - 3.0%
Aerospace & Defense - 1.8% (d)
Airbus SE	4,495	657,889
Semiconductors & Semiconductor Equipment - 1.2%
STMicroelectronics NV	16,789	451,410
Total Netherlands		1,109,299

Republic of Korea - 1.9%
Aerospace & Defense - 1.9% (d)
Korea Aerospace Industries, Ltd.	23,613	695,251

Spain - 1.6%
IT Services - 1.6%
Indra Sistemas SA (a)	53,300	608,630

Sweden - 3.0%
Aerospace & Defense - 1.4% (d)
Saab AB - Class B	15,071	504,922
Electronic Equipment, Instruments & Components - 1.6%
Hexagon AB - Class B	10,495	588,263
Total Sweden		1,093,185

Turkey - 3.1%
Aerospace & Defense - 1.6% (d)
Aselsan Elektronik Sanayi Ve Ticaret AS	169,700	597,330
Household Durables - 1.5%
Vestel Elektronik Sanayi ve Ticaret AS (a)	253,485	537,734
		1,135,064

United Kingdom - 4.8%
Aerospace & Defense - 4.8% (d)
BAE Systems PLC	104,329	780,526
Meggitt PLC	57,339	498,851
QinetiQ Group PLC	108,377	513,647
Total Aerospace & Defense		1,793,024

United States - 53.5%
Aerospace & Defense - 28.0% (d)
Aerojet Rocketdyne Holdings, Inc. (a)(b)	10,742	490,480
AeroVironment, Inc. (a)	25,833	1,594,929
Boeing Co.	3,304	1,076,311
Cubic Corp.	5,832	370,740
General Dynamics Corp.	3,587	632,567
HEICO Corp.	3,398	387,882
Kratos Defense & Security Solutions, Inc. (a)(b)	43,397	781,580
L3Harris Technologies, Inc.	2,279	450,946
Lockheed Martin Corp.	1,678	653,380
Mercury Systems, Inc.(a)	4,909	339,261
Northrop Grumman Corp.	1,880	646,664
Raytheon Co.	2,951	648,453
Teledyne Technologies, Inc. (a)	1,165	403,719
Textron, Inc.	17,792	793,523
TransDigm Group, Inc.	891	498,960
United Technologies Corp.	4,330	648,461
Total Aerospace & Defense		10,417,856
Auto Components - 2.1%
Workhorse Group, Inc. (a)(b)	253,655	771,111
Building Products - 1.0%
Griffon Corp.	18,772	381,635
Communications Equipment - 0.6%
KVH Industries, Inc. (a)	21,580	240,185
Electronic Equipment, Instruments & Components - 7.0%
FLIR Systems, Inc.	8,201	427,026
II-VI, Inc. (a)	12,360	416,161
Jabil, Inc.	15,236	629,704
Littelfuse, Inc.	2,988	571,604
Trimble, Inc. (a)	13,352	556,645
Total Electronic Equipment, Instruments & Components		2,601,140
Household Durables - 1.2%
GoPro, Inc. - Class A (a)(b)	103,599	449,620
Industrial Conglomerates - 2.2%
Honeywell International, Inc.	4,588	812,076
Semiconductors & Semiconductor Equipment - 10.4%
Ambarella, Inc. (a)	15,756	954,184
Intel Corp. (b)	11,681	699,108
Microchip Technology, Inc.	3,128	327,564
NVIDIA Corp.	2,392	562,838
Qualcomm, Inc.	6,096	537,850
Texas Instruments, Inc.	2,973	381,406
Xilinx, Inc.	3,920	383,258
Total Semiconductors & Semiconductor Equipment		3,846,208
Software - 1.0%
Synopsys, Inc. (a)	2,766	385,027
Total United States		19,904,858
TOTAL COMMON STOCKS (Cost $34,727,093)		36,968,847

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 1.49% (c)	235,096	235,096
TOTAL SHORT-TERM INVESTMENTS (Cost $235,096)		235,096

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 11.7%
Mount Vernon Liquid Assets Portfolio, LLC, 1.80% (c)	4,358,602	4,358,602
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $4,358,602)		4,358,602

Total Investments (Cost $39,320,791) - 112.0%		41,562,545
Liabilities in Excess of Other Assets - (12.0)%		(4,445,805)
TOTAL NET ASSETS - 100.0%		$37,116,740

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan as of December 31, 2019.
(c)	The rate quoted is the annualized seven-day yield at December 31, 2019.
(d)	As of December 31, 2019, the fund had a significant portion of its assets in the Aerospace & Defense Industry.